Summary of Significant Accounting Policies (FY) (Details) - USD ($)		3 Months Ended						6 Months Ended						12 Months Ended
	May 21, 2020	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2019
Cash and cash equivalents [Abstract]
Cash equivalents		$ 152,790,533						$ 152,790,533				$ 221,060,045		$ 225,433,349
Payment of franchise taxes and income taxes	$ 72,585,441							$ 1,597,009						$ 265,057
Net loss per common share [Abstract]
Common stock, subject to possible redemption (in shares)		13,623,588			20,865,717			13,623,588		20,865,717		20,869,316		20,846,454
Shares excluded from the computation of net loss per common share (in shares)								27,962,493						27,962,493
Reconciliation of net loss per common share [Abstract]
Net (loss) income		$ (418,925)		$ 365,235	$ 842,931		$ 790,254	$ (53,690)		$ 1,633,185		$ 307,638		$ 2,872,889
Less: Income attributable to common stock subject to possible redemption		0			(949,978)			(416,635)		(1,824,175)		(353,013)		(3,185,186)
Adjusted net loss		$ (418,925)			$ (107,047)			$ (470,325)		$ (190,990)		$ (45,375)		$ (312,297)
Weighted average shares outstanding, basic and diluted (in shares)		6,724,713	[1]		6,700,195	[1]		6,719,169	[1]	6,695,800	[1]	5,338,303	[2]	6,695,864	[2]
Basic and diluted net loss per share (in dollars per share)		$ (0.06)	[3]		$ (0.02)	[3]		$ (0.07)	[3]	$ (0.03)	[3]	$ (0.01)	[4]	$ (0.05)	[4]
Income Taxes [Abstract]
Unrecognized tax benefits		$ 0						$ 0						$ 0
Accrued interest and penalties		$ 0						$ 0						$ 0

[1]	Excludes an aggregate of 13,623,588 and 20,865,717 shares subject to possible redemption as of June 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of 20,846,454 and 20,869,316 shares subject to possible redemption as of December 31, 2019 and December 31, 2018, respectively.
[3]	Excludes income of $0, $416,635, $949,978, and $1,824,175 attributable to common stock subject to possible redemption for the Three and Six Months Ended June 30, 2020 and 2019, respectively (see Note 2).
[4]	Excludes income of $3,185,186 and $353,013 attributable to common stock subject to possible redemption for the Year Ended December 31, 2019 and the Period from June 18, 2018 (inception) through December 31, 2018, respectively (see Note 2).